Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Balances of Subsidiaries, According to the IFRS-based Accounting Framework (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Assets	$ 569,691,898	$ 489,641,114	$ 450,614,394
Liabilities	507,844,212	422,162,798	404,941,516
Shareholders' Equity	61,847,686	67,478,316	$ 45,672,878	$ 45,672,878
Net (Loss) / Income for the Year	(3,829,507)	7,277,752
Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of subsidiaries [line items]
Assets	517,877,929	480,374,665
Liabilities	468,725,396	416,511,409
Shareholders' Equity	49,152,533	63,863,256
Net (Loss) / Income for the Year	(1,789,529)	5,664,659
Cobranzas Regionales S.A. [member]
Disclosure of subsidiaries [line items]
Assets	110,115	85,518
Liabilities	67,750	33,136
Shareholders' Equity	42,365	52,382
Net (Loss) / Income for the Year	6,887	7,657
Galicia Administradora de Fondos S.A [member]
Disclosure of subsidiaries [line items]
Assets	674,108	1,087,676
Liabilities	229,514	408,209
Shareholders' Equity	444,594	679,467
Net (Loss) / Income for the Year	385,151	648,361
Galicia Broker Asesores de Seguros S.A. [member]
Disclosure of subsidiaries [line items]
Assets	26,475	47,408
Liabilities	13,382	29,699
Shareholders' Equity	13,093	17,709
Net (Loss) / Income for the Year	25,056	19,852
Galicia Retiro Compania de Seguros S.A. [member]
Disclosure of subsidiaries [line items]
Assets	249,069	285,152
Liabilities	186,776	224,780
Shareholders' Equity	62,293	60,372
Net (Loss) / Income for the Year	24,293	6,384
Galicia Seguros S.A. [member]
Disclosure of subsidiaries [line items]
Assets	2,703,486	2,907,428
Liabilities	1,654,652	1,739,299
Shareholders' Equity	1,048,834	1,168,129
Net (Loss) / Income for the Year	544,122	599,791
Galicia Valores S.A. [member]
Disclosure of subsidiaries [line items]
Assets	258,936	259,016
Liabilities	39,877	34,034
Shareholders' Equity	219,059	224,982
Net (Loss) / Income for the Year	66,678	73,052
Galicia Warrants S.A. [member]
Disclosure of subsidiaries [line items]
Assets	442,502	3,624,332
Liabilities	226,880	2,020,122
Shareholders' Equity	215,622	1,604,210
Net (Loss) / Income for the Year	114	385,104
Financial Trust Saturno Creditos [member]
Disclosure of subsidiaries [line items]
Assets	17,055	34,508
Liabilities	1,184	2,086
Shareholders' Equity	15,871	32,422
Net (Loss) / Income for the Year	(2,586)	3,944
Ondara S.A. [member]
Disclosure of subsidiaries [line items]
Assets	22,511	37,738
Liabilities	22	6,951
Shareholders' Equity	22,489	30,787
Net (Loss) / Income for the Year	1,636	8,693
Sudamericana Holding S.A. [member]
Disclosure of subsidiaries [line items]
Assets	3,307,403	432,842
Liabilities	1,955,028	217,333
Shareholders' Equity	1,352,375	215,509
Net (Loss) / Income for the Year	249,358	7,886
Tarjeta Naranja S.A. [member]
Disclosure of subsidiaries [line items]
Assets	51,194,581	53,189,426
Liabilities	41,875,082	41,598,049
Shareholders' Equity	9,319,499	11,591,377
Net (Loss) / Income for the Year	2,068,688	3,643,368
Tarjetas Regionales S.A. [member]
Disclosure of subsidiaries [line items]
Assets	52,713,479	54,653,428
Liabilities	42,579,675	42,229,161
Shareholders' Equity	10,133,804	12,424,267
Net (Loss) / Income for the Year	$ (2,139,323)	4,017,095
Financial Trust Galtrust I [member]
Disclosure of subsidiaries [line items]
Assets		208,171
Liabilities		503
Shareholders' Equity		207,668
Net (Loss) / Income for the Year		97,817
Net Investment S.A. (in Liquidation) [member]
Disclosure of subsidiaries [line items]
Assets		419
Shareholders' Equity		419
Net (Loss) / Income for the Year		$ (55)